Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	While the Corporation does not have a formal written policy in place with regard to the timing of awards of options in relation to the disclosure of material nonpublic information, it does not seek to time equity grants to take advantage of information, either positive or negative, about the Corporation that has not been publicly disclosed. It has been the Corporation’s recent practice to grant most of our equity awards in the form of restricted stock units.
Award Timing MNPI Considered	false